Summary of material accounting policy information	12 Months Ended
Dec. 31, 2024
Summary Of Accounting Policies [Abstract]
Summary of material accounting policy information
3. Summary of material accounting policy information
New standards and amendments effective from January 1, 2024
The following new amendments effective from January 1, 2024 were adopted by the Group for the preparation of these Consolidated Financial Statements.
In January 2020, the IASB issued amendments to IAS 1 — Presentation of Financial Statements: Classification of Liabilities as Current or Non-Current to clarify how to classify debt and other liabilities as current or non-current, and in particular how to classify liabilities with an uncertain settlement date and liabilities that may be settled by converting to equity. There was no effect from the adoption of these amendments.
In September 2022, the IASB issued amendments to IFRS 16 — Leases: Liability in a Sale and Leaseback to improve the requirements for sale and leaseback transactions, which specify the measurement of the liability arising in a sale and leaseback transaction, to ensure the seller-lessee does not recognize any amount of the gain or loss that relates to the right of use it retains. There was no effect from the adoption of these amendments.

In October 2022, the IASB issued amendments to IAS 1 — Presentation of Financial Statements: Non-current Liabilities with Covenants, that clarify how conditions with which an entity must comply within twelve months after the reporting period affect the classification of a liability. There was no effect from the adoption of these amendments.

In May 2023, the IASB issued amendments to IAS 7 — Statement of Cash Flows and IFRS 7 — Financial Instruments: Disclosures: Supplier Finance Arrangements, that introduce new disclosure requirements to enhance the transparency and usefulness of the information provided by entities about supplier finance arrangements and are intended to assist users of financial statements in understanding the effects of supplier finance arrangements on an entity’s liabilities, cash flows and exposure to liquidity risk. These amendments are applicable for annual reporting periods beginning on or after January 1, 2024 but not for any interim periods ending on or before December 31, 2024, and include certain specific transition reliefs for the first annual reporting period. There was no effect from the adoption of these amendments.
New standards, amendments and interpretations not yet effective
The standards, amendments and interpretations issued by the IASB that will have mandatory application in 2025 or subsequent years are listed below:
In August 2023, the IASB issued amendments to IAS 21 — The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability to clarify how an entity has to apply a consistent approach to assessing whether a currency is exchangeable into another currency and, when it is not, to determine the exchange rate to use and the disclosures to provide. The amendments are effective on or after January 1, 2025. The Group is evaluating the potential impact from the adoption of this standard.
In April 2024, the IASB issued IFRS 18 — Presentation and Disclosure in Financial Statements, which introduces new concepts relating to: (i) the structure of the statement of profit or loss, (ii) required disclosures in the financial statements for certain profit or loss performance measures that are reported outside an entity’s financial statements (management-defined performance measures), and (iii) enhanced principles on aggregation and disaggregation which apply to the primary financial statements and notes in general. The standard is effective on or after January 1, 2027. The Group is evaluating the potential impact from the adoption of this standard.
In May 2024, the IASB issued IFRS 19 — Subsidiaries without Public Accountability: Disclosures, which permits eligible subsidiaries to use IFRS Accounting Standards with reduced disclosures better suited to the needs of the users of their financial statements, as well as to keep only one set of accounting records to meet the needs of both their parent company and the users of their financial statements. The standard is effective on or after January 1, 2027 and earlier application is permitted. The Group does not expect any impact from the adoption of this standard.
In May 2024, the IASB issued Amendments to the Classification and Measurement of Financial Instruments which amended IFRS 9 — Financial Instruments and IFRS 7 — Financial Instruments: Disclosures, with the aim of addressing diversity in practice by making the requirements more understandable and consistent. The amendments: (a) clarify the date of recognition and derecognition of certain financial assets and liabilities, with a new exception for certain financial liabilities settled through an electronic cash transfer system to be derecognized before the settlement date if certain criteria are met; (b) clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest (SPPI) criterion; (c) add new disclosures for certain instruments with contractual terms that can change cash flows (such as certain instruments with features linked to the achievement of environment, social and governance (“ESG”) targets); and (d) update the disclosures for equity instruments designated at fair value through other comprehensive income (“FVOCI”). The amendments are effective on or after January 1, 2026 and earlier application is permitted. The Group is evaluating the potential impact from the adoption of these amendments.
In July 2024, the IASB issued Annual Improvements to IFRS Accounting Standards — Volume 11 which contains amendments to five standards as result of the IASB’s annual improvements project. The IASB uses the annual improvements process to make necessary, but non-urgent, amendments to IFRS Accounting Standards that will not be included as part of another major project. The amended standards are: IFRS 1 — First-time Adoption of International Financial Reporting Standards, IFRS 7 —Financial Instruments: Disclosures and its accompanying Guidance on implementing IFRS 7; IFRS 9 — Financial Instruments; IFRS 10 — Consolidated Financial Statements; and IAS 7 — Statement of Cash Flows. The amendments are effective on or after January 1, 2026 and earlier application is permitted. The Group is evaluating the potential impact from the adoption of these amendments.
In December 2024, IASB issued Amendments for nature-dependent electricity contracts which amended IFRS 9 — Financial Instruments and IFRS 7 — Financial Instruments: Disclosures to help companies better report the financial effects of nature-dependent electricity contracts, which are often structured as power purchase agreements (PPAs), in the light of the increased use of these contracts. The amendments are effective on or after January 1, 2026 and earlier application is permitted. The Group is evaluating the potential impact from the adoption of these amendments.
Material accounting policy information
Basis of consolidation
Subsidiaries
Subsidiaries are entities over which the Group has control. Control is achieved when the Group has the power over the investee, it is exposed, or has rights to, variable returns from its involvement with the investee, and has the ability to use its power to affect its returns. Subsidiaries are consolidated on a line by line basis from the date on which the Group obtains control. The Group reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.
Subsidiaries are deconsolidated from the date when control ceases. When the Group ceases to have control over a subsidiary, it derecognizes the assets (including any goodwill) and liabilities of the subsidiaries at their carrying amounts, derecognizes the carrying amount of non-controlling interests in the former subsidiary and recognizes the fair value of any consideration received from the transaction. Any retained interest in the former subsidiary is then remeasured to its fair value.
The Group recognizes any non-controlling interests (“NCI”) in the acquiree on an acquisition-by-acquisition basis, either at fair value or at the non-controlling interests’ share of the acquiree’s identifiable net assets. Net profit or loss and each component of other comprehensive income/(loss) are attributed to the owners of the parent and to the non-controlling interests.
All intra-group balances and transactions and any unrealized gains and losses arising from intra-group transactions are eliminated in preparing the Consolidated Financial Statements.
Foreign currency transactions
The functional currency of the Group’s entities is the currency of their primary economic environment. Transactions in foreign currencies are recorded at the exchange rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the foreign currency exchange rate prevailing at that date. Exchange differences arising on the settlement of monetary items or on reporting monetary items at rates different from those at which they were initially recorded during the period or in previous financial statements are recognized in the consolidated statement of profit and loss.
Consolidation of foreign entities
Upon consolidation, all assets and liabilities of Group entities with a functional currency other than the Euro are translated using the closing rates at the date of the consolidated statement of financial position. Income and expenses are translated into Euro at the average foreign currency exchange rate for the period. Translation differences resulting from the application of this method are recognized within other comprehensive income/(loss) and accumulated in the currency translation reserve until the disposal of the investment, at which date the accumulated amount is reclassified to profit/(loss). Average foreign currency exchange rates for the period are used to translate the cash flows of foreign subsidiaries in preparing the consolidated statement of cash flows. Goodwill, assets acquired and liabilities assumed arising from the acquisition of entities with a functional currency other than the Euro are recognized in the Consolidated Financial Statements in the functional currency and translated at the foreign currency exchange rate at the acquisition date. These balances are translated at subsequent balance sheet dates at the relevant foreign currency exchange rate.
The following table presents the principal foreign currency exchange rates used by the Group to translate other currencies into Euro:

	2024		2023		2022
	At December 31,	Average	At December 31,	Average	At December 31,	Average
U.S. Dollar	1.039	1.082	1.105	1.081	1.067	1.053
Swiss Franc	0.941	0.953	0.926	0.972	0.985	1.005
Chinese Renminbi	7.583	7.787	7.851	7.660	7.358	7.079
Pound Sterling	0.829	0.847	0.869	0.870	0.887	0.853
Hong Kong Dollar	8.069	8.445	8.631	8.465	8.316	8.245
Singapore Dollar	1.416	1.446	1.459	1.452	1.430	1.451
United Arab Emirates Dirham	3.815	3.975	4.058	3.971	3.917	3.867
Japanese Yen	163.060	163.852	156.330	151.990	140.660	138.027
South Korean Won	1,532.150	1,475.404	1,433.660	1,412.880	1,344.090	1,358.073
Interests in associates and in joint arrangements
An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee without having control or joint control over those policies.
A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement.
Associates and joint ventures are accounted for using the equity method of accounting, from the date significant influence or joint control is obtained, respectively.
Under the equity method, the investments are initially recognized at cost and adjusted thereafter to recognize the Group’s share of the profit/(loss) and other comprehensive income/(loss) of the investee. The Group’s share of the investee’s profit/(loss) is recognized in the consolidated statement of profit and loss. Distributions received from an investee reduce the carrying amount of the investment. Post-acquisition movements in other comprehensive income/(loss) are recognized in other comprehensive income/(loss) with a corresponding adjustment to the carrying amount of the investment. Unrealized gains on transactions between the Group and its associates and joint ventures are eliminated to the extent of the Group’s interest. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Group’s share of the losses of an associate or joint venture exceeds the carrying amount of the Group’s investment, the Group discontinues recognizing its share of further losses. Additional losses are provided for, and a liability is recognized, only to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the related investee. The Group discontinues the use of the equity method from the date the investment ceases to be an associate or joint venture, or when it is classified as available-for-sale.
Scope of consolidation
Ermenegildo Zegna N.V. is the parent company of the Group and it holds, directly or indirectly, interests in the Group’s subsidiaries. The following table presents the Group’s scope of consolidation at December 31, 2024 and 2023:

Company	Registered office	Share capital (functional currency)	Held directly by	% Group
				At December 31,
				2024	2023
Companies consolidated on a line-by-line basis
Parent company
Ermenegildo Zegna N.V.	Amsterdam (Netherlands)	9,153,722
Italian subsidiaries
In.co. S.p.A.	Valdilana (BI)	4,050,000	Ermenegildo Zegna N.V.	100%	100%

Company	Registered office	Share capital (functional currency)	Held directly by	% Group
				At December 31,
				2024	2023
Tizeta S.r.l.(10)	Sesto Fiorentino (FI)	284,278	Ermenegildo Zegna N.V.(36.4%) / Tom Ford International LLC (36.4%) /Tom Ford Distribution S.r.l.(27.2%)	100%	100%
Lanificio Ermenegildo Zegna e Figli S.p.A.	Valdilana (BI)	3,100,000	Ermenegildo Zegna N.V.	100%	100%
Ezi S.p.A.	Milan	5,750,000	Ermenegildo Zegna N.V.	100%	100%
EZ Service S.r.l.	Valdilana (BI)	500,000	Ermenegildo Zegna N.V.	100%	100%
Bonotto S.p.A.	Colceresa (VI)	1,239,600	Ermenegildo Zegna N.V.	60%	60%
Cappellificio Cervo S.r.l.	Biella	300,000	Ermenegildo Zegna N.V.	51%	51%
Thom Browne Services Italy S.r.l.	Milan	10,000	Thom Browne Trading SA	92%	90%
Thom Browne Retail Italy S.r.l.	Milan	10,000	Thom Browne Services Italy S.r.l.	92%	90%
Gruppo Dondi S.p.A.	Carpi (MO)	1,502,800	Ermenegildo Zegna N.V.	65%	65%
Tessitura Ubertino S.r.l.	Valdilana (BI)	100,000	Ermenegildo Zegna N.V.	60%	60%
Tom Ford Distribution S.r.l.	Sesto Fiorentino (FI)	117,616	Tom Ford Switzerland Sagl (85.02%) /Tom Ford International LLC (14.98%)	100%	100%
Foreign subsidiaries
Ermenegildo Zegna Giyim Sanayi ve Tic. A. S.	Istanbul (Turkey)	118,291,439	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna H.m.b.H.	Wien (Austria)	610,000	Ermenegildo Zegna N.V.	100%	100%
Société de Textiles Astrum France S.à.r.l.	Paris (France)	500,000	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna GmbH	Munich (Germany)	6,577,421	Ermenegildo Zegna N.V.	100%	100%
Zegna Japan Co., LTD	Minato-Ku-Tokyo (Japan)	100,000,000	Ermenegildo Zegna N.V.	100%	100%
Fantasia (London) Limited	London (UK)	499,800	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna S.A. de C.V.	Ciudad de Mexico (Mexico)	459,600,000	Ermenegildo Zegna N.V.	100%	100%
Ezeti Portugal. S.A.	Lisbon (Portugal)	800,000	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna Madrid S.A. (6)	Barcelona (Spain)	901,500	Ezeti S.L.	100%	70%
Ezeti S.L.	Barcelona (Spain)	500,032	Italco S.A.	100%	100%
Italco S.A.	Sant Quirze (Spain)	1,911,300	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna Czech s.r.o	Prague (Czech Republic)	1,350,000	Ermenegildo Zegna N.V.	100%	100%
Co.Ti. Service S.A.	Stabio (Switzerland)	27,940,000	Ermenegildo Zegna N.V.	100%	100%
Consitex S.A.	Stabio (Switzerland)	15,000,000	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna Corporation	New York, NY	500,000	Ermenegildo Zegna N.V.	100%	100%
Zegna (China) Enterprise Management Co., Ltd.	Shanghai (China)	58,309,140	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna (China) Co., LTD	Shanghai (China)	50,000,000	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna Far-East Pte LTD	Singapore	21,776,432	Consitex S.A.	100%	100%
Ermenegildo Zegna Hong Kong LTD	Hong Kong	538,240,000	Ermenegildo Zegna N.V.	100%	100%
E.Z. Trading (Hong Kong) LTD	Hong Kong	82,120,000	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna Canada Inc.	Toronto (Canada)	700,000	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna Australia PTY LTD	Sydney (Australia)	18,000,000	Ermenegildo Zegna Far-East Pte LTD	100%	100%
E. Z. New Zealand LTD	Auckland (New Zealand)	5,800,000	Ermenegildo Zegna N.V.	100%	100%
Ezesa Argentina S.A. (2)	Buenos Aires (Argentina)	9,421,014	Ermenegildo Zegna N.V. / Italco S.A.	—%	100%
E. Z. Thai Holding Ltd	Bangkok (Thailand)	3,000,000	Ermenegildo Zegna N.V.	49%	49%
The Italian Fashion Co. LTD	Bangkok (Thailand)	16,000,000	E. Z. Thai Holding Ltd (34%)/ Ermenegildo Zegna Far-East Pte LTD (31%)	65%	65%
Zegna South Asia Private LTD	Mumbai (India)	902,316,770	Ermenegildo Zegna N.V.	51%	51%
ISMACO TEKSTİL LİMİTED ŞİRKETİ	Istanbul (Turkey)	10,000,000	Ermenegildo Zegna N.V.	100%	100%
Ezesa Brasil Participacoes LTDA	San Paolo (Brazil)	77,481,487	Ermenegildo Zegna N.V.	100%	100%

Company	Registered office	Share capital (functional currency)	Held directly by	% Group
				At December 31,
				2024	2023
Ermenegildo Zegna (Macau) LTD	Kowloon Bay (Hong Kong)	4,650,000	Consitex S.A.	100%	100%
Ermenegildo Zegna Malaysia Sdn. Bhd.	Kuala Lumpur (Malaysia)	3,000,000	Ermenegildo Zegna Far-East Pte LTD	100%	100%
Ermenegildo Zegna Maroc S.A.R.L.A.U.	Casablanca (Morocco)	530,000	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna Vietnam LLC	Hanoi City (Vietnam)	132,294,900,000	Ermenegildo Zegna N.V.	90%	90%
Zegna Gulf Trading LLC	Dubai (UAE)	300,000	Consitex S.A.	49%	49%
Zegna Consitex Arabia for Trading LLC (4)	Riyadh (KSA)	28,600,000	Consitex S.A.	70%	—%
EZ US Holding Inc.	Wilmington (U.S.A.)	1,000,099	Ermenegildo Zegna N.V.	100%	100%
E.Zegna Attica Single Member Societé Anonyme	Athens (Greece)	650,000	Ermenegildo Zegna N.V.	100%	100%
Zegna for Retail of Readymade and Novelty Clothes W.L.L.	Kuwait City (Kuwait)	125,000	Zegna Gulf Trading LLC	49%	49%
Ermenelgildo Zegna Denmark ApS	Aarhus (Denmark)	400,000	Ermenegildo Zegna N.V.	100%	100%
EZ CA Holding Corp.	Toronto (Canada)	1,000	Ermenegildo Zegna N.V.	100%	100%
Ermenegildo Zegna Korea Co. Ltd. (1)	Seoul (Korea)	11,134,170,000	Ermenegildo Zegna N.V.	100%	—%
Ermenegildo Zegna Monaco S.a.r.l. (3)	Principato di Monaco	150,000	Ermenegildo Zegna N.V. (99%) / Consitex S.A. (1%)	100%	—%
Thom Browne Inc. (5)	Wilmington (U.S.A.)	5,510	Ermenegildo Zegna N.V.	92%	90%
Thom Browne Japan Inc.	Tokyo (Japan)	1,000,000	Thom Browne Inc.	92%	90%
Thom Browne Trading SA	Stabio (Switzerland)	100,000	Thom Browne Inc.	92%	90%
Thom Browne France Services	Paris (France)	50,000	Thom Browne Trading SA	92%	90%
Thom Browne UK Limited	Beckenham (UK)	1	Thom Browne Trading SA	92%	90%
Thom Browne (China) Co., Ltd.	Shanghai (China)	195,973,210	Thom Browne Trading SA	92%	90%
Thom Browne (Macau) Limited	Hong Kong	500,000	Thom Browne Trading SA	92%	90%
Thom Browne Canada	Vancouver (Canada)	100	Thom Browne Trading SA	92%	90%
Thom Browne Hong Kong Limited	Hong Kong	500,000	Thom Browne Trading SA	92%	90%
Thom Browne Eyewear (T.B.E.) SA	Stabio (Switzerland)	1,000,000	Thom Browne Trading SA	92%	90%
Thom Browne Eyewear France SAS	Paris (France)	40,000	Thom Browne Eyewear SA	92%	90%
Thom Browne Korea Ltd.	Seoul (South Korea)	100,000,000	Thom Browne Trading SA	92%	90%
Tom Ford International LLC	Delaware (U.S.A.)	10,000,000	EZ US Holding Inc	100%	100%
Tom Ford Switzerland Sagl	Stabio (Switzerland)	1,000,000	Tom Ford International LLC	100%	100%
Tom Ford Showroom Limited	London (UK)	1	Tom Ford Distribution S.r.l.	100%	100%
Tom Ford Retail UK Limited	London (UK)	1	Tom Ford International LLC	100%	100%
Tom Ford Studio Limited	London (UK)	50,000	Tom Ford International LLC	100%	100%
T.F. Property Ltd	London (UK)	1	Tom Ford International LLC	100%	100%
Tom Ford Retail LLC	New York (U.S.A.)	2,060,000	Tom Ford International LLC	100%	100%
Tom Ford Retail Hong Kong Limited	Hong Kong	1,000,000	Tom Ford International LLC	100%	100%
Tom Ford Hong Kong Limited	Hong Kong	1,000	Tom Ford International LLC	100%	100%
Tom Ford Retail Macau Limited	Macau	25,000	Tom Ford Retail Hong Kong Limited (96%) / Tom Ford Hong Kong Limited (4%)	100%	100%
Tom Ford Retail Korea (Yuhan Hoesa)	Seoul (Korea)	50,000,000	Tom Ford International LLC	100%	100%
Tom Ford Retail Japan GK (Godo Kaisha)	Tokyo (Japan)	10,000,000	Tom Ford International LLC	100%	100%
Tom Ford Clothing Retail Shanghai Company Limited	Shanghai (China)	13,900,000	Tom Ford Retail Hong Kong Limited	100%	100%
Italian associates and joint arrangements
Filati Biagioli Modesto S.r.l. (9)	Montale (PT)	16,884,402	Ermenegildo Zegna N.V.	45%	40%
Luigi Fedeli e Figlio S.r.l.	Monza (MB)	3,358,000	Ermenegildo Zegna N.V.	15%	15%
Foreign associates and joint arrangements
Norda Run Inc	Toronto (Canada)	9,696,528	EZ CA Holding Corp.	25%	25%
Other investments valued at fair value

Company	Registered office	Share capital (functional currency)	Held directly by	% Group
				At December 31,
				2024	2023
Acquedotto Piancone S.r.l.	Valdilana (BI)	42,000	Lanificio Ermenegildo Zegna e Figli S.p.A.	67%	67%
Pettinatura di Verrone S.r.l.	Verrone (BI)	3,000,000	Lanificio Ermenegildo Zegna e Figli S.p.A.	15%	15%
Sharmoon.EZ.Garments Co. Ltd (8)	Wenzhou (China)	100,000,000	Ermenegildo Zegna N.V.	5%	50%
F2 S.r.l.	Schio (VI)	90,000	Bonotto S.p.A.	29%	29%
Consorzio Re.Crea (7)	Milan	714,000	Ermenegildo Zegna N.V.	15.4%	15.5%

The following changes in the scope of consolidation of the Group occurred during the year ended December 31, 2024.
(1)On January 1, 2024, the Group acquired a 100% interest in Ermenegildo Zegna Korea Co. Ltd. for cash consideration of €9 million, following which the Group began directly operating its ZEGNA business in South Korea and its network of 15 stores. For additional information see Note 39 — Business combinations;
(2)On February 6, 2024, the Group sold its 100% interest in Ezesa Argentina S.A., following which Ezesa Argentina S.A. was deconsolidated by the Group;
(3)On March 25, 2024, Ermenegildo Zegna Monaco S.a.r.l. was incorporated by the Group, primarily to manage the Group’s operating activities in the Principality of Monaco. The Group held a 100% interest in the company at June 30, 2024;
(4)On April 28, 2024, Zegna Consitex Arabia For Trading LLC, a limited liability company owned by Consitex S.A., was incorporated, primarily to manage the Group’s operating activities in the Kingdom of Saudi Arabia. The Group held a 70% interest in the company at June 30, 2024;
(5)On June 6, 2024, Mr. Thom Browne exercised a put option to sell to the Group an additional 2% of Thom Browne Inc. (the parent company of the Thom Browne group), for total consideration of $25 million (€22,752 thousand), following which the Group holds 92% of Thom Browne group. As a result, the Group derecognized a portion of the liability for the written put option on non-controlling interests for an amount of €22,752 thousand. Additionally, the equity attributable to non-controlling interests was reduced by €3,697 thousand with an offsetting increase to equity attributable to shareholders of the Parent Company. For additional information relating to the put option on non-controlling interests, see Note 28 — Other current and non-current financial liabilities;
(6)On June 27, 2024, Ezeti S.L. acquired the remaining 30% interest in Ermenegildo Zegna Madrid S.A. not previously owned by the Group for cash consideration of €750 thousand, following which the Group owns 100% of the company;
(7)In 2024, the interest held in Consorzio Re.Crea was reduced from 15.5% at December 31, 2023 to 15.4% at December 31, 2024 due to a capital increase of the consortium.
(8)In December, 2024, the Group sold a 45% interest in Sharmoon.EZ.Garments Co. Ltd for a gain of €7,582 thousand, following which the Group continues to own a 5% interest in the company and account for the investment at fair value.
(9)On September 25, 2024, the interest held in Filati Biagioli Modesto S.p.A was increased from 40% to 45% as a following the conversion of a previous equity contribution into share capital.
(10)On October 1, 2024, Pelletteria Tizeta s.r.l., a company fully owned by the Group, changed its name to Tizeta s.r.l. and increased its share capital to €284 thousand.
Property, plant and equipment
Cost
Property, plant and equipment is initially recognized at cost, which comprises the purchase price, any costs directly attributable to bringing the assets to the location and condition necessary to be capable of operating in the manner intended by management, capitalized borrowing costs and any initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located. Self-constructed assets are initially recognized at their production cost, including labor costs. Subsequent costs are capitalized only if they increase the future economic benefits embodied in the related assets. All other expenditures are expensed as incurred. When parts are replaced, the carrying amount of the parts that are replaced are written off in the consolidated statement of profit and loss.
Property, plant and equipment is presented net of accumulated depreciation, calculated on the basis of the useful lives of the assets, and any impairment losses.
Depreciation
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Category of Property, Plant and Equipment	Depreciation Rate
Buildings	3% - 10%
Plants and machinery	12.5% - 17.5%
Industrial and commercial equipment	20% - 25%
Leasehold improvements	10% - 25%
Other tangible assets	10% - 25%
Land and assets under construction are not depreciated.
If the asset being depreciated consists of separately identifiable components whose useful life differs from that of the other parts making up the asset, depreciation is charged separately for each of its component parts through application of the “component approach.”
Property, plant and equipment is tested for impairment when impairment indicators are identified, such as a scheduled closure of a store or site, a redundancy plan or a downward revision of market forecasts. When an asset’s recoverable amount is less than its net carrying amount, an impairment loss is recognized. Where the recoverable amount of an individual asset cannot be determined precisely, the Group determines the recoverable amount of the cash-generating unit (“CGU”) or group of CGUs to which the asset belongs. Any gain or loss on disposal of property, plant and equipment is recognized in profit or loss.
Intangible assets with an indefinite useful life
Goodwill and brands with an indefinite useful lives
Goodwill originated on acquisitions of subsidiaries and brands with an indefinite useful lives that are acquired separately are initially recognized in accordance with IFRS 3 — Business Combinations, as further described below, and are recorded within intangible assets. In accordance with IAS 36 — Impairment of assets (“IAS 36”), goodwill and brands with an indefinite useful lives are not amortized and are tested for impairment annually, or more frequently if facts or circumstances indicate that the asset may be impaired. Goodwill and brands with an indefinite useful lives are allocated to each of the Group’s CGUs (or groups of CGUs) expected to benefit from the synergies of the combination. CGUs (or groups of CGUs) to which goodwill and brands with an indefinite useful lives have been allocated are tested for impairment annually, or more frequently when there is an indication that the unit may be impaired, in order to verify that the recoverable amount of the CGU (or groups of CGUs) is not less than the carrying amount of the CGU (or groups of CGUs).
The recoverable amount of all CGUs and groups of CGUs is based on a value in use calculation which uses cash flow projections based on most recent budget forecast calculations, which are prepared separately for each CGU and approved by management. These budget and forecast calculations generally cover a period of three years. A long-term growth rate is calculated and applied to project future cash flows after the third year. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.
Intangible assets with a finite useful life
An identifiable non-monetary asset without physical substance, controlled by the Group and capable of producing future economic benefits is recognized as intangible assets.
Intangible assets with a finite useful life include trademarks, licenses, software, and development costs.
Concession, licenses, trademarks and patents
Concession, licenses, trademarks and patents are recognized at cost or at the value attributed upon acquisition and include the cost of trademark registration in the various countries in which the Group operates, assuming there are no risks or limitations on control over their use.
The Group’s main intangible asset with a finite useful life is the license agreement entered into in 2023 as part of the TFI Acquisition, through which the Group is a long-term licensee of ELC for the TOM FORD brand for men’s and women’s fashion and accessories. The estimated useful life of the license agreement is 30 years, which includes the 20 guaranteed years as per the contract plus the automatic renewal period of 10 years, which is subject to certain minimum performance conditions that management believes will be satisfied based on the business plan and information currently available.
Software
Software acquired as part of recurring operations and software developed in-house by the Group which meet the relevant criteria in IAS 38 — Intangible Assets (“IAS 38”) are capitalized and amortized on a straight-line basis over their useful lives.
Know how
As a result of the acquisition of Tessitura Ubertino in June 2021, the Group recognized intangible assets relating to know how, which were initially recognized at their fair value at the date of acquisition and will be amortized over a 5 year period.
Development costs
Development costs are recognized as an asset if, and only if, both of the following conditions in IAS 38 are met: (i) that development costs can be measured reliably and (ii) that the technical feasibility of the product, volumes and pricing support the view that the development expenditure will generate future economic benefits. Capitalized development costs include all direct and indirect costs that may be directly attributed to the development process. All other research and development costs are expensed as incurred.
Intangible assets with a definite useful life are amortized on a straight-line basis at the following rates:

Category of Intangible Assets with a Finite Useful Life	Depreciation Rate
Concessions, licenses, trademarks and patents(1)	2.5% - 25.0%
Software	10% - 33%
Know how	20%
Development costs and other intangibles	10% - 33%
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(1) The estimated useful life of the license agreement entered into in 2023 as part of the TFI Acquisition, through which the Group is a long-term licensee of ELC for the TOM FORD brand for men’s and women’s fashion and accessories, is 30 years, which includes the 20 guaranteed years as per the contract plus the automatic renewal period of 10 years, which is subject to certain minimum performance conditions that management believes will be satisfied based on the business plan and information currently available.
The Group continuously monitors its operations to assess whether there is any indication that its intangible assets with a definite useful life (including intangible assets in progress) are impaired. See “—Impairment of non-current assets” below for additional information.
Leases
The Group recognizes a right-of-use asset and a corresponding lease liability at the date at which the leased asset is available for use. Each lease payment is allocated between the principal liability and finance costs. Finance costs are charged to the statement of profit and loss over the lease period using the effective interest rate method. Right-of-use assets are depreciated on a straight-line basis over the lease term or, if shorter, the useful life of the asset.
Right-of-use assets are measured at cost comprising the following: (i) the amount of the initial measurement of lease liability; (ii) any lease payments made at or before the commencement date less any lease incentives received; (iii) any initial direct costs and, if applicable, (iv) restoration costs. Payments associated with short- term leases (less than 12 months at inception) and leases of low-value assets are recognized as an expense in the statement of profit and loss on a straight-line basis.
Lease liabilities are measured at the net present value of the following: (i) fixed lease payments, (ii) variable lease payments that are based on an index or a rate and, if applicable, (iii) amounts expected to be payable by the lessee under residual value guarantees, and (iv) the exercise price of a purchase option if the lessee is reasonably certain to exercise that option. Lease liabilities do not include any non-lease components that may be included in the related contracts. Lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be determined, the Group’s incremental borrowing rate is used, being the rate that the Group would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment with similar terms and conditions.
Variable lease payments are recognized in the statement of profit and loss in the period in which the condition that triggers those payments occurs. In determining the lease term, management considers all facts and circumstances that create an economic incentive to exercise an extension option, or not exercise a termination option. The Group determines the lease term as the non-cancellable period of a lease, together with the periods covered by (i) an option to extend if the lessee is reasonably certain to extend or periods after an optional termination date if the lessee is reasonably certain not to terminate early. Management evaluates the exercise of the option if it’s considered “reasonably certain” based on several factors and circumstances that create an incentive for the lessee to exercise, or not to exercise the option, including any expected changes in facts and circumstances from the commencement date until the exercise date of the option.
The Group subleases certain spaces to third parties. The accounting for the right-of-use asset depends on the classification of the sublease, while the accounting for the head lease liability remains unchanged. For sublease classified as finance lease, the Group derecognizes the right-of-use asset (to the extent that it is subject to the sublease) and recognizes a lease receivable. If the sublease is classified as an operating lease, the Group continues to recognize the right-of-use asset. Operating income from the sublease is recognized on a straight-line basis over the term of the agreement
Impairment of non-current assets
The Group continuously monitors its operations to assess whether there is any indication that its non-current assets are impaired, including goodwill, brands with an indefinite useful life, intangible assets with a definite useful life (including intangible assets in progress), property, plant and equipment and right-of-use assets. Goodwill, brands with an indefinite useful life and intangible assets in progress are tested for impairment annually or more frequently, if there is an indication that they may be impaired. If impairment indicators are present, the carrying amount of the asset is reduced to its recoverable amount, which is the higher of its (i) fair value less costs of disposal and (ii) value in use. The recoverable amount is determined for the individual asset, unless the asset does not generate cash inflows that are largely independent of the cash inflows from other assets or groups of assets, in which case the asset is tested as part of the CGU to which the asset belongs. A CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets.
The Group identifies each DOS as a separate CGU. New DOSs require a start-up period before they achieve the expected level of profitability, which generally extends for three years following the date of each store’s opening. When a DOS is in the start-up period, an operating loss is not necessarily considered to be an indicator of possible impairment. The
Group considers an operating loss to be an indicator of possible impairment if the DOSs cash flows for the start-up period are lower than the DOSs cash flows of the approved operational plan. Strategic stores are considered separate CGUs when determining whether any impairment indicators are present. If an impairment indicator is identified, it is assessed whether other stores have benefited from the strategic store. If the strategic store is determined to benefit other stores, an impairment test for the strategic store is performed as a group of CGUs at the segment level.
In assessing the value in use of an asset or CGU, the estimated future cash flows are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU. An impairment loss is recognized if the recoverable amount is lower than the carrying amount. Where an impairment loss for assets other than goodwill subsequently no longer exists or has decreased, the carrying amount of the asset or CGU is increased to the revised estimate of its recoverable amount, but not in excess of the carrying amount that would have been recorded had no impairment loss been recognized. The reversal of an impairment loss is recognized in the consolidated statement of profit and loss.
Business combinations
Business combinations are accounted for using the acquisition method in accordance with IFRS 3. Accordingly, the consideration transferred (acquisition price) in a business combination is measured at the fair value, which is measured at the fair value of the assets transferred, liabilities incurred by the acquirer and the equity interest issued at the date the control changed. The following items constitute an exception, which are instead valued according to their reference principle: (i) deferred tax assets and liabilities, (ii) assets and liabilities for employee benefits and (iii) assets held for sale. Acquisition-related costs are recognized in the consolidated statement of profit and loss as incurred. Goodwill is measured as the excess of the acquisition price plus the amount of any non-controlling interests in the acquiree over the net fair value of the identifiable assets acquired and liabilities assumed. If, after reassessment, it results in a negative difference, the excess is recognized immediately in the consolidated statement of profit and loss as a bargain purchase gain.
In the event that the fair values of the assets, liabilities and contingent liabilities can only be determined provisionally, the business combination is recognized using these provisional values. Any adjustments deriving from the completion of the valuation process are recognized within twelve months from the acquisition date.
If a price component is linked to the realization of future events, this component is considered in the estimate of the fair value at the time of the business combination.
Significant gains and losses, with the related tax effects, deriving from transactions carried out between fully consolidated companies not yet realized with third parties, are eliminated, except for losses that are not eliminated if the transaction provides evidence of a reduction of value of the transferred asset. The reciprocal debit and credit relationships, costs and revenues, as well as financial income and expenses are also eliminated if significant.
The purchase of further holdings in subsidiaries and the sale of shares that do not involve the loss of control are considered transactions between shareholders; as such, the accounting effects are recognized directly in the Group’s equity.
Put and call agreement on non-controlling interests
In the case of put options granted to non-controlling interests, the Group recognizes a financial liability corresponding to the present value of the exercise price of the option. On initial recognition, if put option terms and conditions give the Group the access to the economic benefits of the non-controlling interests, the Group recognizes a financial liability and a reduction of equity attributable to non-controlling interests (as if the non-controlling interest had been acquired by the Group). If put option terms and conditions do not give the Group the access to the economic benefits of the non-controlling interests, the Group recognizes a financial liability and a reduction of the Group’s retained earnings. The liability is subsequently remeasured at the end of each period. The liability is subsequently accreted through financial expenses up to the redemption amount that is payable at the date at which the option first becomes exercisable. In the event that the option expires unexercised, the liability is derecognized with a corresponding adjustment to equity.
Financial instruments
The classification of a financial asset is based on the Group’s business model for managing the related financial assets and their contractual cash flows. The Group considers whether the contractual cash flows represent solely payments of principal and interest that are consistent with a basic lending arrangement. Where the contractual terms introduce exposure to risk or volatility that are inconsistent with a basic lending arrangement, the related financial assets are classified and measured at fair value through profit and loss.
With the exception of trade receivables that do not contain a significant financing component (or for which the Group has applied the practical expedient available under IFRS 15 — Revenue from contracts with customers (“IFRS 15”), which are measured at the transaction price (as defined in IFRS 15), all financial assets are initially measured at their fair value plus, in the case of financial assets not at fair value through profit and loss only, transaction costs that are directly attributable to the acquisition of the asset.
Measurement subsequent to initial recognition is based on the classification of the financial assets into one of the following categories:
1.Financial assets at amortized cost;
2.Financial assets at fair value through other comprehensive income/(loss), with subsequent recycling of cumulative gains and losses to the statement of profit and loss (“FVOCI”); or
3.Financial assets at fair value through profit and loss (“FVPL”).
1.Financial assets at amortized cost
Financial assets at amortized cost are subsequently measured using the effective interest rate method and are subject to impairment testing. Gains and losses are recognized in the statement of profit and loss when the asset is derecognized, modified or impaired.
The Group’s financial assets at amortized cost primarily include trade receivables, guarantee deposits and certain other non-current financial assets.
2.Financial assets at fair value through other comprehensive income/(loss) (FVOCI)
Financial assets at FVOCI are initially recognized at fair value and subsequent fair value changes are recognized within other comprehensive income/(loss). Interest income, foreign exchange revaluations and impairment losses or reversals are recognized in the consolidated statement of profit and loss. Upon derecognition, the cumulative reserve of fair value changes recognized within other comprehensive income/(loss) is recycled to profit and loss.
The Group’s financial assets at FVOCI primarily include derivative instruments (when they qualify for hedge accounting), as well as fixed income and floating income securities.
3.Financial assets at fair value through profit and loss (FVPL)
Financial assets at FVPL are initially recognized at fair value and subsequent fair value changes are recognized in the consolidated statement of profit and loss. Financial assets at FVPL include derivative instruments and listed equity investments for which the Group has not irrevocably elected to classify the instruments at FVOCI. Dividends from listed equity investments are recognized as other income in the consolidated statement of profit and loss when the right of payment has been established.
The Group’s financial assets measured at FVPL primarily include insurance contracts, equity instruments and fixed income securities, as well as investments in hedge funds and private equity private debts, money market funds, floating income and real estate funds.
Reclassification
A financial asset is only reclassified when there is a change in the contractual terms that significantly affects the previously expected cash flows or when the Group changes its business model for managing financial assets. Reclassifications are only made prospectively from the reclassification date, without restating any previously recognized gains, losses or interest.
Derecognition
The Group derecognizes a financial asset only when the contractual rights to the cash flows from the asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another entity. If the Group neither transfers nor retains substantially all the risks and rewards of ownership and continues to control the transferred asset, the Group recognizes its retained interest in the asset and an associated liability for any obligations created or retained. If the Group retains substantially all the risks and rewards of ownership of a transferred financial asset, the Group continues to recognize the financial asset and also recognizes a collateralized borrowing for the proceeds received.
On derecognition of a financial asset measured at amortized cost, the difference between the asset’s carrying amount and the sum of the consideration received and receivable is recognized in profit and loss. In addition, on derecognition of an investment in a debt instrument classified as FVOCI, the cumulative gain or loss previously accumulated in the investment revaluation reserve within other comprehensive income/(loss) is reclassified to profit and loss.
Impairment of financial assets
The Group recognizes a loss allowance for expected credit losses on investments in debt instruments that are measured at amortized cost or at FVOCI, lease receivables, trade receivables and contract assets, as well as on financial guarantee contracts. The amount of expected credit losses is updated at each reporting date to reflect changes in credit risk since initial recognition of the respective financial instrument.
The Group always recognizes lifetime expected credit losses (ECL) for trade receivables, contract assets, lease receivables and securities. The expected credit losses on these financial assets are estimated using a provision matrix based on the Group’s historical credit loss experience, adjusted for factors that are specific to the debtors, general economic conditions and an assessment of both the current as well as the forecast direction of conditions at the reporting date, including time value of money where appropriate.
Trade receivables
Trade receivables are amounts due from clients for goods sold or services provided in the ordinary course of business. Trade receivables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest rate method, less any loss allowances.
Financial liabilities
Financial liabilities include loans, bonds, lease liabilities, trade payables and other liabilities. These instruments are recorded at fair value on initial recognition, net of any costs that can be ascribed to them. Subsequently, the financial liabilities are measured at amortized cost using the effective interest method. The Group derecognizes a financial liability when, and only when, it is extinguished, i.e. when the obligation in the contract is discharged, canceled or expired.
Derivative financial instruments
The Group enters into a variety of derivative financial instruments to manage its exposure to interest rate and foreign exchange rate risks, including foreign exchange forward contracts, options and interest rate swaps.
Derivatives are recognized initially at fair value at the date a derivative contract is entered into and are subsequently remeasured to fair value at each reporting date. The resulting gain or loss is recognized immediately in profit or loss unless the derivative is designated and effective as a hedging instrument, in which case the timing of the recognition in profit or loss depends on the nature of the hedge relationship. A derivative with a positive fair value is recognized as a financial asset whereas a derivative with a negative fair value is recognized as a financial liability. A derivative is classified as a non-current asset or a non-current liability if the remaining maturity of the instrument is more than 12 months and it is not due to be realized or settled within 12 months. Derivatives held for trading are classified as current assets or current liabilities.
Hedge accounting
The Group designates certain derivatives as hedging instruments in respect of foreign currency and interest rate risk, as fair value hedges, cash flow hedges, or hedges of net investments in foreign operations. Hedges of foreign exchange risk on firm commitments are accounted for as cash flow hedges.
At the inception of the hedge relationship, the Group documents the relationship between the hedging instrument and the hedged item, along with its risk management objectives and its strategy for undertaking various hedge transactions. Furthermore, at the inception of the hedge and on an ongoing basis, the Group documents whether the hedging instrument is effective in offsetting changes in fair values or cash flows of the hedged item attributable to the hedged risk, which is when the hedging relationship meets all of the following hedge effectiveness requirements:
a.there is an economic relationship between the hedged item and the hedging instrument;
b.the effect of credit risk does not dominate the value changes that result from that economic relationship; and
c.the hedge ratio of the hedging relationship is the same as that resulting from the quantity of the hedged item that the Group actually hedges and the quantity of the hedging instrument that the Group actually uses to hedge that quantity of hedged item.
If a hedging relationship ceases to meet the hedge effectiveness requirement relating to the hedge ratio but the risk management objective for that designated hedging relationship remains the same, the Group adjusts the hedge ratio of the hedging relationship (i.e. rebalances the hedge) so that it meets the qualifying criteria again.
The Group designates the full change in the fair value of a forward contract (i.e. including the forward elements) as the hedging instrument for all of its hedging relationships involving forward contracts.
The Group designates only the intrinsic value of option contracts as a hedged item and excludes the time value of the option. The changes in the fair value of the aligned time value of the option are recognized in other comprehensive income/(loss) and accumulated in the hedge reserve. If the hedged item is transaction-related, the time value is reclassified to profit or loss when the hedged item affects profit or loss. If the hedged item is time period related, then the amount accumulated in the hedge reserve is reclassified to profit or loss on a rational basis – the Group applies straight-line amortization. Those reclassified amounts are recognized in profit or loss in the same line as the related hedged item. If the hedged item is a non-financial item, then the amount accumulated in the hedge reserve is removed directly from equity and included in the initial carrying amount of the recognized non-financial item. Furthermore, if the Group expects that some or all of the loss accumulated in the hedge reserve will not be recovered in the future, that amount is immediately reclassified to profit or loss.
The Group designates certain derivatives as either:
a.hedges of the fair value of recognized assets or liabilities or a firm commitment (fair value hedge). Where a derivative financial instrument is designated as a hedge against the fluctuation in fair value of a recognized asset or liability (fair value hedge), the gain or loss for re-measuring the hedging instrument at fair value is recognized in the statement of profit and loss together with any changes in the fair value of the hedged asset or liability that are attributable to the hedged risk. Consistently, the hedged items are adjusted to consider changes in fair value of the hedged risk. The gain or loss relating to the effective portion of interest rate swaps hedging fixed rate borrowings is recognized in the statement of profit and loss. The gain or loss relating to the ineffective portion is recognized in the statement of profit and loss. Changes in the fair value of the hedged fixed rate borrowings attributable to interest rate risk are recognized in the statement of profit and loss. If the hedge no longer meets the criteria for hedge accounting, the adjustment to the carrying amount of a hedged item for which the effective interest rate method is used is amortized to the statement of profit and loss over the period to maturity.
b.hedges of a particular risk associated with a recognized asset or liability or a highly probable forecast transaction (cash flow hedge). Where a derivative financial instrument is designated as a hedge of foreign exchange rate or interest rate in relation to future cash flow (cash flow hedge), the effective portion of any gain or loss on the derivative financial instrument is recognized directly in other comprehensive income/(loss) within equity. The gain or loss associated with an ineffective portion of a hedge is recognized in the statement of profit and loss. The cumulative gain or loss is removed from equity and recognized in the statement of profit and loss at the same time in which the hedged transaction affects the statement of profit and loss (as an adjustment to the caption of the statement of profit and loss affected by the hedged cash flows). The gain or loss relating to the effective portion of interest rate swaps hedging variable rate borrowings is recognized in the statement of profit and loss. The gain or loss relating to the effective portion of forward foreign exchange contracts hedging export sales is recognized in the statement of profit and loss within ‘revenues’. However, when the forecast transaction that is hedged results in the recognition of a non-financial asset (for example, inventory) or a non-financial liability, the gains and losses previously deferred in equity are transferred from equity and included in the initial measurement of the cost of the asset or liability. When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognized when the forecast transaction is ultimately recognized in the statement of profit and loss. When a forecast transaction is no longer expected to occur, the cumulative gain or loss that was reported in equity is immediately transferred to the statement of profit and loss.
Warrant liabilities
The Group accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms.
For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of share premium within equity at the time of issuance. For issued or modified warrants that do not meet all of the criteria for equity classification, the warrants are recognized as a liability at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of liability-classified warrants are recognized as a non-cash gain or loss in the statement of profit and loss. In order to determine their fair value, the Group’s public warrants are measured at their trading price and the Group’s private warrants are measured at fair value using a Monte Carlo Simulation model.
Cash and cash equivalents
Cash and cash equivalents include cash on hand, deposits held at call with banks and other short-term highly liquid investments. Cash and cash equivalents are primarily held for the purpose of meeting short-term cash commitments.
To be classified as cash and cash equivalents, an asset must be readily convertible into cash, have an insignificant risk of changes in value and have a maturity period of three months or less at acquisition.
Inventories
Inventories are recognized at the lower of cost (acquisition or production) and net realizable value. Cost includes direct production costs and indirect costs that have been incurred in bringing the inventories to the location and condition necessary to be capable for their use in the production process. Cost is determined on a weighted average basis. Net realizable value is the estimated selling price less the estimated costs of completion and the estimated costs for sale and distribution.
Inventories are presented net of provisions for slow moving and obsolete inventories.
Employee benefits
Pension plans
Defined contribution plans - Costs arising from defined contribution plans are expensed as incurred.
Defined benefit plans - The Group’s net obligations are determined separately for each plan by estimating the present value of future benefits that employees have earned in the current and prior periods, and deducting the fair value of any plan assets.
The present value of defined benefit obligations is measured using actuarial techniques and benefits are attributable to periods in which the obligation to provide post-employment benefits arise by using the Projected Unit Credit Method.
Actuarial assumptions are based on management’s best estimates. The components of defined benefit cost are recognized as follows:
•the service costs are recognized in the consolidated statement of profit and loss in the personnel cost line item;
•the net interest expense on the defined benefit liability is recognized in the consolidated statement of profit and loss within financial expenses;
•the remeasurement components of the net obligation, which comprise actuarial gain and losses, are recognized immediately in other comprehensive income/(loss). These remeasurement components are not reclassified in the consolidated statement of profit and loss in a subsequent period.
Post-employment benefits include the Italian employee severance indemnity (“trattamento di fine rapporto” or “TFR”) obligation required under Italian Law. The amount of TFR to which each employee is entitled must be paid when the employee leaves the Group and is calculated based on the period of employment and the taxable earnings of each employee. Under certain conditions, the entitlement may be partially advanced to an employee during their working life.
The TFR scheme is classified as a defined contribution plan and the Group recognizes the associated costs over the period in which the employee renders service.
Other long-term employee benefits
The Group’s obligations represent the present value of future benefits that employees have earned in return for their service during the current and prior periods. Remeasurement components on other long-term employee benefits are recognized in the consolidated statement of profit and loss in the period in which they arise.
Provisions for risks and charges
Provisions are recognized when the Group has a present obligation, legal or constructive, as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate of the amount of the obligation can be made.
When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, a receivable is recognized as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably. A restructuring provision is recognized when the Group has developed a detailed formal plan for the restructuring and has raised a valid expectation in those affected that it will carry out the restructuring by starting to implement the plan or announcing its main features to those affected by it. The measurement of a restructuring provision includes only the direct expenditures arising from the restructuring, which are those amounts that are both necessarily entailed by the restructuring and not associated with the ongoing activities of the entity.
Present obligations arising under onerous contracts are recognized and measured as provisions. An onerous contract is considered to exist where the Group has a contract under which the unavoidable costs of meeting the obligations under the contract exceed the economic benefits expected to be received under it.
Provisions for the costs to restore leased plant assets to their original condition, as required by the terms and conditions of the lease, are recognized when the obligation is incurred, either at the commencement date or as a consequence of having used the underlying asset during a particular period of the lease, at the directors’ best estimate of the expenditure that would be required to restore the assets. Estimates are regularly reviewed and adjusted as appropriate for new circumstances.
Treasury shares
Treasury shares are measured at purchase cost, as a reduction in shareholders’ equity. The nominal value of the treasury shares held is deducted directly from share capital. Gains and losses on disposal, net of income taxes, are recognized directly to equity.
Revenue recognition
Revenue mainly comprises sales of goods, together with income from associated services, and income from royalties and operating licenses.
Revenue is recognized when control over a product or service is transferred to a customer. Revenue is measured at the transaction price which is based on the amount of consideration that the Group expects to receive in exchange for transferring the promised goods or services to the customer and excludes any sales incentives, rebates or discounts (including end of season discounts offered by the retail channel), as well as taxes collected from customers that are remitted to government authorities.
Revenues from wholesale operations and direct sales to customers, through retail stores and online channels, are recognized at a point in time when control over a product is transferred to the customers. Revenues from sales of services are recognized when the Group satisfies its performance obligation. Under the Group’s standard contract terms, retail customers are entitled to a right of returns within 30 days, which enables them to receive a full or partial cash refund of the amount paid, a store coupon or another product in exchange. Exchanges of one product for another of the same type, quality, condition and price are not considered returns, unless product exchange occurs after 30 days from the original sale.
Wholesalers generally do not have a contractual right of return.
Provisions for returns are presented in the consolidated statement of financial position under liabilities with a corresponding adjustment to revenue in respect of future refunds. A corresponding asset (with an offsetting adjustment to cost of sales) representing the right to recover the goods from the client is also recognized.
The Group uses its historical experience to estimate the number of returns on a portfolio level using the expected value method.
Royalties received with respect to operating licenses are recognized in accordance with the contractual obligations specific to each agreement, which is generally when the sales occur for sales-based licensing agreements, otherwise over time as the performance obligations are satisfied for other types of licensing agreements.
Payment for retail sales is typically required at the time of purchase or within 30 days, or, on occasion, in advance. Payment terms for wholesale sales are generally longer and the Group may adopt various measures aimed at ensuring collectability of the related consideration, such as requiring customers to provide advanced payments or financial guarantees, as well as performing credit analysis of customers and obtaining insurance over receivables.
Revenues from sales to department stores on a consignment basis are recognized when the goods are ultimately sold by the department stores to the end customers.
Personnel costs
Personnel expenses primarily consist of wages and salaries, social contributions, pension plans and indemnities, share-based payments, severance indemnities and other long-term benefits, as well as costs for payroll taxes, uniforms, insurance and other benefits. Wages and salaries primarily include fixed remuneration, variable short-term remuneration plans, directors’ fees, costs related to employee profit-sharing and other incentive plans, and any associated payroll taxes.
Share-based payments
Cash-settled share-based payments
Where the Group issues cash-settled share-based transactions, the cost of the cash-settled transactions is initially valued at the fair value at the date the beneficiary is informed of their allocation. This fair value is recognized in the statement of profit and loss in the period until vesting, with the recognition of a corresponding liability. Until the liability is settled, the fair value is recalculated at each year-end date and at the settlement date, charging the related changes to the statement of profit and loss.
Equity-settled share-based payments
Equity-settled share-based payments are accounted for in accordance with IFRS 2, which requires the Company to recognize share-based compensation expense based on the fair value of the awards granted. Compensation expense for the equity-settled awards containing market or non-market performance conditions, as well as for the Escrow Shares issued as part of the Business Combination (as described in Note 1 — General information), is measured at the grant date fair value of the award using a Monte Carlo simulation model, which requires the input of assumptions, including the expected volatility of the Company’s shares, the dividend yield, interest rates and a correlation coefficient between the shares and the relevant market index. The fair value of equity awards which are conditional only on a recipient’s continued service to the Company is measured using the share price at the grant date adjusted for the present value of future distributions which employees will not receive during the vesting period.
Share-based compensation expense relating to equity-settled share-based payments is recognized in the consolidated income statement over the service period with an offsetting increase to equity.
The Group recognizes the effects of modifications that increase the total fair value of share-based payment arrangements or are otherwise beneficial to the employee. If the Group modifies the terms or conditions of the awards granted in a manner that reduces the total fair value of a share-based payment arrangement, or is not otherwise beneficial to the employee (e.g. by increasing the vesting period or adding a non-market performance), the Group continues to recognize the share-based payments as if that modification had not occurred.
Income taxes
Income tax expense comprises the current and deferred tax expense.
Current tax
The tax currently payable is based on taxable profit for the year. The Group’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the reporting period.
A provision is recognized for uncertain tax positions for which the tax determination is uncertain but it is considered probable that there will be a future outflow of funds to a tax authority, in accordance with IFRIC 23 — “Uncertainty over Income Tax Treatments.”
Deferred tax
Deferred tax is calculated using the liability method on all temporary differences between the carrying amount recorded in the consolidated balance sheet and the tax value of assets and liabilities, except for goodwill that is not deductible for tax purposes and certain other exceptions. The valuation of deferred tax balances depends on the way in which the Group intends to recover or settle the carrying amount of assets and liabilities, using tax rates that have been enacted or substantively enacted at the end of the reporting period.
Deferred tax assets and liabilities are not discounted and are presented separately in the balance sheet within non-current assets and liabilities. A deferred tax asset is recognized on deductible temporary differences and for tax loss carry-forwards and tax credits to the extent that their future offset is probable. A deferred tax liability is recognized on taxable temporary differences relating to investments in subsidiaries and associates unless the Group is able to control the timing of the reversal of the temporary difference, and it is probable that the temporary difference will not reverse in the foreseeable future.
Earnings per share
Basic earnings per share
Basic earnings per share is calculated by dividing the profit or loss attributable to shareholders of the parent company by the weighted average number of ordinary shares outstanding during the period, excluding treasury shares.
Diluted earnings per share
Diluted earnings per share is calculated by dividing the profit or loss attributable to holders of the parent company, excluding treasury shares, by the weighted average number of ordinary shares outstanding, taking into account all dilutive potential ordinary shares. To calculate diluted earnings per share, the weighted average number of shares outstanding is adjusted assuming the conversion of all potential shares with dilutive effects, and the entity’s net profit is adjusted to take into account any effects, net of taxes, of the conversion.
Dividend distribution
Dividend distribution to the Company’s shareholders is recognized as a liability in the Group’s consolidated financial statements in the period in which the dividends are approved by the Company’s shareholders.
Segment information
Operating segments are reported in a manner consistent with the internal reporting provided to the Board of Directors, which has been identified as the chief operating decision-maker of the Group responsible for allocating resources and assessing performance of the operating segments.
Rounding
All amounts disclosed in the financial statements and notes have been rounded to the nearest thousand Euro unless otherwise stated.